INCOME TAX - Movement of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement of the valuation allowance
Balance at the beginning of the year	¥ 152,241	¥ 134,935	¥ 118,952
Increase during the year	3,611	17,306	15,983
Balance at the end of the year	¥ 155,852	¥ 152,241	¥ 134,935